Operations of the company (Details)	Dec. 31, 2025 property state
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of states in which entity operates | state	15
Number of dispensaries	159
Number of cultivation facilities	15
Number of manufacturing facilities	18